Offerings - Offering: 1	Sep. 08, 2025 USD ($) shares
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A shares representing limited liability company interests
Amount Registered | shares	31,050,000
Proposed Maximum Offering Price per Unit	20
Maximum Aggregate Offering Price	$ 621,000,000
Amount of Registration Fee	$ 95,075.1
Offering Note

(1)	Includes Class A shares representing limited liability company interests (“Class A shares”) issuable upon exercise of the underwriters’ option to purchase additional Class A shares, if any.

(2)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended.